SEMIANNUAL REPORT JUNE 30, 2000

Prudential Equity Fund, Inc.

Fund Type Stock
Objective Long-term growth of capital

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
Prudential Equity Fund, Inc. invests in stocks of major, established companies primarily in the United States. The Fund looks for bargains in the current market, using a value investment style. We look for stocks with prices that seem too low given their underlying earnings, cash flow, or book value. Historically, stocks that are inexpensive on these value measures subsequently have tended to outperform the market averages. We also look for a price/earnings ratio lower than earnings per share growth, strong market position, improving profitability, and distinctive business strengths. Of course, there can be no assurance that past trends will continue or that the Fund will achieve its investment objective.

A strategy adjustment
In order to reduce the impact of the growth/value cycle on the Fund's return, we are taking steps to keep its sector weightings closer to those of the S&P
500. We are also broadening the Fund's focus beyond stocks that are inexpensive on an absolute basis to include those that are priced below their historical range or below others in their industry. As a result, we expect the average market capitalization of the Fund's holdings to increase, again moving closer to the overall market.

Portfolio Composition

Sectors expressed as a percentage of net assets as of 6/30/00
32.1%    Consumer Growth
18.9     Industrial
16.0     Finance
 9.8     Consumer Cyclical
 8.1     Technology
 7.5     Energy
 5.8     Utility
 1.8     Cash & Equivalents

Five Largest Holdings

Expressed as a percentage of net assets as of 6/30/00
4.3%     Tenet Healthcare Corp.
         Healthcare
4.0      Columbia/HCA Healthcare Co.
         Healthcare
3.8      Eastman Kodak Co.
         Photography
3.6      Wellpoint Health Networks, Inc.
         Healthcare
3.6      UnitedHealth Group, Inc.
         Healthcare

             www.prudential.com   (800) 225-1852

Performance at a Glance

Cumulative Total Returns1               As of 6/30/00
                   Six         One       Five      Ten        Since
                  Months      Year       Years    Years     Inception2
Class A           -5.95%     -8.48%      88.49%  272.77%      295.75%
Class B           -6.31      -9.15       81.59   245.29       1252.15
Class C           -6.31      -9.15       81.59    N/A          111.78
Class Z           -5.87      -8.27        N/A     N/A           62.85
Lipper Multi-Cap
Value Fund Avg.3  -0.47      -3.99       96.25   243.56          ***

Average Annual Total Returns1                  As of 6/30/00
                               One          Five          Ten         Since
                               Year         Years        Years      Inception2
Class A                      -13.05%        12.36%       13.48%       13.53%
Class B                      -14.15         12.55        13.19        15.29
Class C                      -11.06         12.45         N/A         13.34
Class Z                       -8.27          N/A          N/A         11.92

Past performance is not indicative of future results. Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception dates: Class A, 1/22/90; Class B, 3/15/82; Class C, 8/1/94; and Class Z, 3/1/96.

3 Lipper average returns are for all funds in each share class for the six-months, one-, five-, and ten-year periods in the Multi-Cap Value Fund category. The Lipper average is unmanaged. Multi-Cap Value funds, by portfolio practice, invest in a variety of market capitalization ranges. They generally have between 25% to 75% of their equity assets in companies with market capitalizations above 300% of the dollar-weighted median market capitalization of the S&P(r) Mid-Cap 400 Index. Multi-Cap Value funds invest in companies considered to be undervalued and with below-average price/earnings ratios, price-to-book ratios, and three-year earnings growth figures.

(r)S&P is a registered trademark of The McGraw-Hill Companies, Inc.

***Lipper Since Inception returns are 269.83% for Class A, 1217.61% for Class B, 132.51% for Class C, and 67.75% for Class Z, based on all funds in each share class.
                                               1

(LOGO)        August 14, 2000

Dear Shareholder,
Prudential Equity Fund, Inc. Class A shares returned a negative 5.95% over the six months ended June 30, 2000; this was -10.65% for those paying the maximum one-time Class A sales charge. It trailed the -0.47% Lipper Multi-Cap Value Average. The underperformance came primarily in the first quarter of the year, when computer and telecommunications equipment stocks were rocketing up. The Fund held few of these stocks. Moreover, it had a heavy representation of cyclical companies-those that do best in an expanding economy-such as basic materials and retail stocks. Many of these had negative returns because investors were very concerned that rising interest rates would slow or reverse the growth of the United States economy. On the positive side, the Fund's healthcare and energy-related holdings performed very well.

Recently, we have had a run of years unprecedented since the inception of style indexes in which growth investing has outperformed value investing. However likely or unlikely it may be that such a run will continue or recur, we do not wish to expose our shareholders to the full risk that investing in one style represents. We are taking several steps, described in the Investment Adviser's Report, to reduce the impact of the growth/value cycle on the Fund's return. The Fund's new strategy is intended to dilute the impact of long runs of adverse market favor while maintaining the value orientation that has such a good long-term record of success.

Yours sincerely,

John R. Strangfeld, President
Prudential Equity Fund, Inc.

Prudential Equity Fund, Inc.

               Semiannual Report           June 30, 2000

Investment Adviser's Report

A lull for basic materials
We had a large focus on paper companies and a smaller one on metals throughout the reporting period. These stocks, particularly aluminum and paper, had a strong rally early in 1999, but they dropped in price when the Federal Reserve began to raise interest rates. The performance of basic materials stocks is strongly linked to economic cycles, and investors feared that rising interest rates would choke off economic growth. This year, in a climate marked by extreme investor jumpiness, the stocks of some well-managed and profitable industrial companies such as Georgia Pacific, International Paper, Mead, and Alcoa had very steep price declines.

We believe it is important to note that the falling share prices of our basic materials stocks were not caused by negative earnings news. On the contrary; the businesses represented in our portfolio are doing well. In our view, their poor stock performance was due almost entirely to uncertainty about the economy. This uncertainty is likely to abate in the course of 2000.

In July, after the end of our reporting period, Georgia Pacific announced that it would buy Fort James, which we also own, at a substantial premium. It subsequently sold its timberlands operations. The transactions are intended to allow Georgia-Pacific to focus on noncommodity businesses, such as tissue, where profit is steadier.

Low tech weighting hurt
Despite the volatility of the technology sector over our reporting period, it finished the half year ahead of the S&P 500. Our return suffered because we owned so little in the way of technology stocks. Because we intend to approximate the sector weightings of the S&P 500 more closely in the future, we are likely to increase our holdings in this area.

Comments on Largest Holdings                 As of 6/30/00

4.3%  Tenet Healthcare Corp./Healthcare
      Second largest hospital chain in the United States. Sales were up 10% in 1999. Should benefit from recovery of industry pricing, its continued cost-control efforts, and the growth in healthcare demand as the average age in the United States rises. Government pressure on pricing has eased substantially.

4.0%  Columbia/HCA Healthcare Company/Healthcare
      Largest hospital chain in the United States. New management stopped aggressive expansion to focus on getting its operations under control. Settlement of government billing suit cost it less than expected. Pricing for the hospital industry appears to have bottomed. Should benefit from growth in healthcare demand as the average age in the United States rises.

3.8%  Eastman Kodak Co./Photography
      Inexpensive because it's perceived as "old economy." A very strong franchise in photography; adding digital imaging to its product line while increasing sales and earnings. Focused on becoming more cost competitive. We think the expanding U.S. market for digital photography and the expanding global market for film (which is relatively cheap) mean strong earnings growth.

3.6%  Wellpoint Health Networks, Inc./Healthcare

3.6%  UnitedHealth Group, Inc./Healthcare
      The two best-managed U.S. healthcare companies, in our view. They are benefiting from better pricing, good control over their costs, increasing membership, and no (Wellpoint) or negligible (UnitedHealth) exposure to Medicare problems.

      Holdings are subject to change.

The technology stocks we did own during this reporting period performed better than most, on average. Hewlett Packard, Seagate Technology, and Arrow Electronics had excellent returns. We sold our holdings in the first two, taking our profits.

We also had good performance from Harris, a manufacturer of equipment for wireless telecommunications. The Fund benefited by being underweighted in telecommunications service companies, as this industry-which was a 1999 highflier-crashed in 2000.

Reconfiguring some food and tobacco companies
We benefited substantially from consolidation activity in the food and tobacco industries. Carl Icahn's hostile bid for Nabisco Group Holdings set in motion a series of ownership shifts: Nabisco Group Holdings sold its shares of Nabisco Group to Philip Morris at a substantial premium, and R.J. Reynolds bought the residual part of Nabisco Group Holdings. We owned the three stocks involved, and all three appreciated significantly because the new alignment left each company more focused on its strengths. Nabisco Group Holdings returned 148% over the period.

Healthcare is improving
Four of our five largest holdings are in healthcare. (See Comments on Largest Holdings.) We are well into an upswing in Managed Care pricing. As HMOs become more profitable, they can afford to give hospitals better deals. Healthcare earnings generally are improving, and stock prices are beginning to reflect this. UnitedHealth Group, whose shares rose 62% in our reporting period, made a particularly large contribution to the Fund's return. Other holdings also had significant above-market returns, including WellPoint Health, Tenet Healthcare, and Foundation Health Systems.

Energy is getting expensive
The imbalance of supply and demand for oil is helping our oil stocks-Total Fina, BP Amoco, and Amerada Hess. Natural gas, too, is currently in short supply. Our shares of Keyspan, a natural gas distributor, also performed well.

Insurance is beginning to pay off
Prices are finally increasing in the insurance industry. Despite the fact that it takes some time for better pricing to flow through to earnings, some of the larger companies such as Chubb (our largest insurance holding) have already seen their stocks move up. Fund performance was also helped by a particularly large gain posted by Old Republic International. However, several of our smaller companies have yet to benefit from the improved pricing environment. Overall, our insurance holdings had a negligible impact on our return for the period, but the trend is in the right direction.

Looking Ahead
We believe investors are becoming more confident that the Federal Reserve will accept that the U.S. economy has slowed to a sustainable pace. This is creating an environment in which they can focus more on current earnings. We think fewer stocks will be carried by optimistic projections; investors will seek out companies whose earnings growth is current and visible in their income statements. These are conditions that could revive the 1999 cyclical stock rally and also help our insurance and healthcare companies.

Prudential Equity Fund Management Team
6

       Prudential Equity Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited)

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.5%
Common Stocks  98.5%
-------------------------------------------------------------------------------------
Aluminum  2.5%
   3,340,000   Alcoa, Inc.                                          $     96,860,000
-------------------------------------------------------------------------------------
Automobiles & Trucks  1.3%
     377,422   Delphi Automotive Systems Corp.                             5,496,208
     406,136   General Motors Corp.                                       23,581,271
     404,800   Navistar International Corp.(a)                            12,574,100
     248,800   PACCAR, Inc.                                                9,874,250
                                                                    ----------------
                                                                          51,525,829
-------------------------------------------------------------------------------------
Banks & Financial Services  4.0%
   1,473,134   Bank of America Corp.                                      63,344,762
     920,300   Bank of New York Co., Inc.                                 42,793,950
   1,352,700   John Hancock Financial Services                            32,042,081
     139,612   Mellon Financial Corp.                                      5,087,112
     384,750   Mercantile Bankshares Corp.                                11,470,360
                                                                    ----------------
                                                                         154,738,265
-------------------------------------------------------------------------------------
Chemicals  1.2%
     828,800   Eastman Chemical Co.                                       39,575,200
     506,900   Wellman, Inc.                                               8,205,444
                                                                    ----------------
                                                                          47,780,644
-------------------------------------------------------------------------------------
Computer Hardware  2.9%
   3,295,350   Compaq Computer Corp.                                      84,237,385
     572,700   Computer Associates International, Inc.                    29,315,081
                                                                    ----------------
                                                                         113,552,466
-------------------------------------------------------------------------------------
Construction & Housing  0.7%
   1,100,000   Centex Corp.                                               25,850,000
-------------------------------------------------------------------------------------
Diversfied Consumer Products  6.1%
   1,600,000   Loews Corp.                                                96,000,000

    See Notes to Financial Statements                                      7

       Prudential Equity Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
   3,360,000   Nabisco Group Holdings Corp.                         $     87,150,000
   2,147,900   Sara Lee Corp.                                             41,481,319
   3,086,700   Service Corp. International(a)                              9,838,856
                                                                    ----------------
                                                                         234,470,175
-------------------------------------------------------------------------------------
Diversified Manufacturing  0.9%
     900,000   American Standard Companies, Inc.(a)                       36,900,000
-------------------------------------------------------------------------------------
Electronics  2.7%
   1,937,700   Arrow Electronics, Inc.(a)                                 60,068,700
     776,300   Avnet, Inc.                                                45,995,775
                                                                    ----------------
                                                                         106,064,475
-------------------------------------------------------------------------------------
Fertilizers  0.5%
     350,000   Potash Corp. of Saskatchewan, Inc. (Canada)                19,315,625
-------------------------------------------------------------------------------------
Health Care  19.3%
   4,270,940   Foundation Health Systems, Inc.(a)                         55,522,220
   5,191,300   Columbia/HCA Healthcare Corp.                             157,685,737
   4,693,300   HEALTHSOUTH Corp.(a)                                       33,733,094
     963,600   PacifiCare Health Systems, Inc.(a)                         57,996,675
   6,269,574   Tenet Healthcare Corp.(a)                                 169,278,498
   1,623,500   United HealthCare Group, Inc.                             139,215,125
   1,957,600   Wellpoint Health Networks, Inc.(a)                        141,803,650
                                                                    ----------------
                                                                         755,234,999
-------------------------------------------------------------------------------------
Hotels & Leisure  0.7%
   3,111,700   Hilton Hotels Corp.                                        29,172,187
-------------------------------------------------------------------------------------
Industrial Technology  0.1%
     250,200   Gerber Scientific, Inc.                                     2,877,300
-------------------------------------------------------------------------------------
Insurance  9.6%
     552,800   American Financial Group, Inc.                             13,716,350
     648,164   American General Corp.                                     39,538,004
   1,962,400   AXA Financial, Inc.                                        66,721,600
   1,891,600   Chubb Corp.                                               116,333,400

    8                                      See Notes to Financial Statements

       Prudential Equity Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
   2,805,363   Old Republic International Corp.                     $     46,288,490
   2,600,700   SAFECO Corp.                                               51,688,912
   1,144,400   St. Paul Companies, Inc.                                   39,052,650
                                                                    ----------------
                                                                         373,339,406
-------------------------------------------------------------------------------------
Metals-Non Ferrous  3.3%
   3,461,100   Freeport-McMoRan Copper & Gold, Inc. (Class A)(a)          31,582,538
     487,000   Freeport-McMoRan Copper & Gold, Inc. (Class B)(a)           4,504,750
   2,758,800   Newmont Mining Corp.                                       59,659,050
     938,135   Phelps Dodge Corp.                                         34,886,895
                                                                    ----------------
                                                                         130,633,233
-------------------------------------------------------------------------------------
Office Equipment & Supplies  0.5%
   4,566,000   IKON Office Solutions, Inc.                                17,693,250
   2,544,000   Lanier Worldwide, Inc.(a)                                   2,544,000
                                                                    ----------------
                                                                          20,237,250
-------------------------------------------------------------------------------------
Oil & Gas Exploration/Production  7.5%
     300,000   Amerada Hess Corp.                                         18,525,000
   1,495,844   BP Amoco PLC                                               84,608,676
     562,319   Kerr-McGee Corp.                                           33,141,676
   1,100,000   Occidental Petroleum Corp.                                 23,168,750
   1,744,770   Total Fina S.A., ADR (France)                             134,020,146
                                                                    ----------------
                                                                         293,464,248
-------------------------------------------------------------------------------------
Paper & Forest Products  10.2%
     643,900   Fort James Corp.                                           14,890,188
   1,046,000   Georgia-Pacific Corp. (Timber Group)                       22,619,750
   2,832,500   Georgia-Pacific Corp.                                      74,353,125
   1,616,000   International Paper Co.                                    48,177,000
   2,047,000   Mead Corp.                                                 51,686,750
     752,500   Rayonier, Inc.                                             26,995,937
   1,101,500   Temple-Inland, Inc.                                        46,263,000
   1,260,000   Weyerhaeuser Co.                                           54,180,000
   2,112,100   Willamette Industries, Inc.                                57,554,725
                                                                    ----------------
                                                                         396,720,475

    See Notes to Financial Statements                                      9

       Prudential Equity Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
Photography  3.8%
   2,501,400   Eastman Kodak Co.                                    $    148,833,300
-------------------------------------------------------------------------------------
Restaurants  2.8%
   1,644,200   CKE Restaurants, Inc.                                       4,932,600
   6,457,300   Darden Restaurants, Inc.                                  104,931,125
                                                                    ----------------
                                                                         109,863,725
-------------------------------------------------------------------------------------
Retail  6.7%
   1,694,800   Consolidated Stores Corp.(a)                               20,337,600
   3,110,000   Dillard's, Inc. (Class A)                                  38,097,500
     823,500   J.C. Penney Co., Inc.                                      15,183,281
     641,808   Jones Apparel Group, Inc.(a)                               15,082,488
   6,000,000   Kmart Corp.(a)                                             40,875,000
   1,417,300   Pep Boys - Manny, Moe & Jack                                8,503,800
   1,845,800   Radioshack Corp.                                           87,444,775
     125,800   Sears, Roebuck & Co.                                        4,104,225
   2,125,000   Toys 'R' Us, Inc.(a)                                       30,945,313
                                                                    ----------------
                                                                         260,573,982
-------------------------------------------------------------------------------------
Steel - Producers  0.1%
   1,373,300   Birmingham Steel Corp.(a)                                   5,321,538
-------------------------------------------------------------------------------------
Telecommunications  5.1%
     876,082   ALLTEL Corp.                                               54,262,329
   1,068,250   AT&T Corp.                                                 33,783,406
     142,565   General Motors Corp (Class 'H' Stock)                      12,510,065
   2,544,000   Harris Corp.                                               83,316,000
   2,409,900   Loral Space & Communications, Ltd.(a)                      16,718,681
                                                                    ----------------
                                                                         200,590,481
-------------------------------------------------------------------------------------
Tobacco  2.1%
   1,865,000   Philip Morris Companies, Inc.                              49,539,062
   1,120,000   R.J. Reynolds Tobacco Holdings, Inc.                       31,290,000
                                                                    ----------------
                                                                          80,829,062

    10                                     See Notes to Financial Statements

       Prudential Equity Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

Shares         Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
Utilities - Electric  3.1%
     170,000   American Electric Power Co., Inc.                    $      5,036,250
     570,000   GPU, Inc.                                                  15,425,625
   1,130,448   KeySpan Corp.                                              34,761,276
     974,519   Reliant Energy, Inc.                                       28,809,218
     979,600   Unicom Corp.                                               37,898,275
                                                                    ----------------
                                                                         121,930,644
-------------------------------------------------------------------------------------
Waste Management  0.8%
   1,580,010   Waste Management, Inc.                                     30,020,190
                                                                    ----------------
               Total long-term investments (cost $3,409,676,545)       3,846,699,499
                                                                    ----------------
SHORT-TERM INVESTMENTS  1.8%
Principal
Amount
(000)
-------------------------------------------------------------------------------------
Commercial Paper  0.8%
               Citicorp,
      20,000   6.60%, 8/3/00                                              19,879,000
               Enterprise Funding Corp.
      11,723   6.55%, 7/28/00                                             11,665,411
                                                                    ----------------
               Total short-term investments (cost $31,544,411)            31,544,411
-------------------------------------------------------------------------------------
Repurchase Agreement  1.0%
      39,643   Joint Repurchase Agreement Account,
                6.56%, 7/3/00
                (cost $39,643,000)                                        39,643,000
                                                                    ----------------
               Total short-term investments (cost $71,187,411;
                Note 5)                                                   71,187,411
                                                                    ----------------
               Total Investments  100.3%
                (cost $3,480,863,956; Note 4)                          3,917,886,910
               Liabilities in excess of other assets  (0.3%)             (10,671,385)
                                                                    ----------------
               Net Assets  100%                                     $  3,907,215,525
                                                                    ----------------
                                                                    ----------------

------------------------------
(a) Non-income producing security.
ADR--American Depository Receipt.
    See Notes to Financial Statements                                     11

       Prudential Equity Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                  June 30, 2000
--------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $3,480,863,956)                       $3,917,886,910
Cash                                                                     671,577
Dividends and interest receivable                                      8,438,034
Receivable for Fund shares sold                                        2,820,347
Deferred expenses and other assets                                       755,100
                                                                  --------------
      Total assets                                                 3,930,571,968
                                                                  --------------
LIABILITIES
Payable for Fund shares reacquired                                    18,178,712
Distribution fee payable                                               1,923,820
Accrued expenses and other liabilities                                 1,690,191
Management fee payable                                                 1,540,184
Deferred Directors' fees                                                  23,536
                                                                  --------------
      Total liabilities                                               23,356,443
                                                                  --------------
NET ASSETS                                                        $3,907,215,525
                                                                  --------------
                                                                  --------------
Net assets were comprised of:
   Common stock, at par                                           $    2,233,804
   Paid-in capital in excess of par                                3,000,766,690
                                                                  --------------
                                                                   3,003,000,494
   Undistributed net investment income                                 2,524,319
   Accumulated net realized gain on investments                      464,667,758
   Net unrealized appreciation on investments and foreign
      currencies                                                     437,022,954
                                                                  --------------
Net assets, June 30, 2000                                         $3,907,215,525
                                                                  --------------
                                                                  --------------

    12                                     See Notes to Financial Statements

       Prudential Equity Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  June 30, 2000
--------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($1,930,062,930 / 110,295,912 shares of common stock
      issued and outstanding)                                             $17.50
   Maximum sales charge (5% of offering price)                               .92
                                                                  --------------
   Maximum offering price to public                                       $18.42
                                                                  --------------
                                                                  --------------
Class B:
   Net asset value, offering price and redemption price per
      share ($1,657,951,476 / 94,844,563 shares of common stock
      issued and outstanding)                                             $17.48
                                                                  --------------
                                                                  --------------
Class C:
   Net asset value and redemption price per share
      ($61,950,223 / 3,543,911 shares of common stock issued
      and outstanding)                                                    $17.48
   Sales charge (1% of offering price)                                       .18
                                                                  --------------
   Offering price to public                                               $17.66
                                                                  --------------
                                                                  --------------
Class Z:
   Net asset value, offerng price and redemption price per
      share ($257,250,896 / 14,696,063 shares of common stock
      issued and outstanding)                                             $17.50
                                                                  --------------
                                                                  --------------

    See Notes to Financial Statements                                     13

       Prudential Equity Fund, Inc.
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                   June 30, 2000
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends (net of foreign withholding taxes of $507,831)        $  37,880,400
   Interest                                                            4,768,703
                                                                   -------------
      Total income                                                    42,649,103
                                                                   -------------
Expenses
   Management fee                                                      9,706,790
   Distribution fee--Class A                                           2,440,377
   Distribution fee--Class B                                           9,686,312
   Distribution fee--Class C                                             347,491
   Transfer agent's fees and expenses                                  3,215,000
   Reports to shareholders                                               236,000
   Custodian's fees and expenses                                         107,000
   Registration fees                                                      33,000
   Directors' fees and expenses                                           23,000
   Legal fees and expenses                                                20,000
   Audit fee and expenses                                                 15,000
   Miscellaneous                                                          50,486
                                                                   -------------
      Total expenses                                                  25,880,456
                                                                   -------------
Net investment income                                                 16,768,647
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain on:
   Investment transactions                                           466,707,012
   Foreign currency transactions                                       2,101,833
                                                                   -------------
                                                                     468,808,845
                                                                   -------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                      (799,676,564)
   Foreign currencies                                                    172,486
                                                                   -------------
                                                                    (799,504,078)
                                                                   -------------
Net loss on investments and foreign currencies                      (330,695,233)
                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(313,926,586)
                                                                   -------------
                                                                   -------------

    14                                     See Notes to Financial Statements

       Prudential Equity Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months
                                                   Ended            Year Ended
                                               June 30, 2000     December 31, 1999
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $    16,768,647     $    45,944,405
   Net realized gain on investments and
      foreign currencies                          468,808,845         646,664,939
   Net change in unrealized depreciation of
      investments and foreign currencies         (799,504,078)        (97,256,200)
                                              ---------------    -----------------
   Net increase (decrease) in net assets
      resulting from operations                  (313,926,586)        595,353,144
                                              ---------------    -----------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                     (12,830,473)        (28,805,414)
      Class B                                      (3,686,533)        (13,641,876)
      Class C                                        (138,703)           (456,451)
      Class Z                                      (2,052,034)         (4,692,283)
                                              ---------------    -----------------
                                                  (18,707,743)        (47,596,024)
                                              ---------------    -----------------
   Distributions from net realized capital
      gains
      Class A                                     (57,469,827)       (273,294,379)
      Class B                                     (49,537,784)       (312,998,178)
      Class C                                      (1,863,820)        (10,688,756)
      Class Z                                      (7,606,678)        (38,537,773)
                                              ---------------    -----------------
                                                 (116,478,109)       (635,519,086)
                                              ---------------    -----------------
Fund share transactions (net of share
   conversions)
   (Note 6)
   Proceeds from shares sold                    1,633,892,734       4,402,962,271
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                               130,249,660         655,203,376
   Cost of shares reacquired                   (2,386,906,941)     (5,601,791,028)
                                              ---------------    -----------------
   Net decrease in net assets from Fund
      share transactions                         (622,764,547)       (543,625,381)
                                              ---------------    -----------------
Total decrease                                 (1,071,876,985)       (631,387,347)
NET ASSETS
Beginning of period                             4,979,092,510       5,610,479,857
                                              ---------------    -----------------
End of period(a)                              $ 3,907,215,525     $ 4,979,092,510
                                              ---------------    -----------------
                                              ---------------    -----------------
---------------
(a) Includes undistributed net investment
    income                                    $       422,486     $     2,361,582
                                              ---------------    -----------------

    See Notes to Financial Statements                                     15

       Prudential Equity Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Equity Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund invests primarily in common stocks of major, established corporations.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities traded on an exchange and NASDAQ
National Market System securities are valued at the last reported sales price on the exchange or system on which they are traded or, if no sale was reported on that date, at the mean between the last reported bid and asked prices or at the bid price on such day in the absence of an asked price. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) are value by an independent pricing agent or principal market maker. Short-term securities which mature in more than 60 days are valued based at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost. Securities for which reliable market quotations are not readily available are valued by the Valuation Committee based upon procedures adopted by the Board of Directors in consultation with the manager or subadviser.

      In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      All securities are valued as of 4:15 p.m., New York time.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the current rate of exchange.

      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the year, the Fund does not isolate that portion of
    16

       Prudential Equity Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the year.

      Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities, disposition of foreign currency, gains or losses realized between the trade and settlement dates of security transactions, and the difference between amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of unrealized appreciation or depreciation on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Forward Currency Contracts:    A forward currency contract is a commitment
to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
                                                                          17

       Prudential Equity Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Dividends and Distributions:    Dividends from net investment income are
declared and paid semi-annually. The Fund will distribute at least annually net capital gains in excess of capital loss carryforwards, if any. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Reclassification of Capital Accounts:    The Fund accounts and reports for
distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income and decrease accumulated net realized gain on investments and foreign currencies by $2,101,833. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a Subadvisory Agreement with The Prudential Investment Corporation ('PIC'), a wholly owned subsidiary of Prudential. The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadviser is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the Subadviser's performance of such services. The Subadviser is reimbursed by PIFM for the reasonable costs and expenses incurred by the Subadviser in furnishing those services. Effective January 1, 2000, PIC is paid by PIFM at an annual rate of .250 of 1% of the Fund's average daily net assets up to $500 million, .226% of 1% of the next $500 million of average daily net assets and .203 of 1% of the Fund's average daily net assets in excess of $1 billion. PIFM pays for
    18

       Prudential Equity Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average daily net assets up to $500 million, .475 of 1% of the next $500 million of average daily net assets and .45 of 1% of the Fund's average daily net assets in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, Class B and Class C Plans were .25%, 1% and 1%, respectively, of the average daily net assets of Class A, Class B and Class C shares for the six months ended June 30, 2000.

      PIMS has advised the Fund that it has received approximately $335,600 and $39,100 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended June 30, 2000, it received approximately $2,380,000 and $18,200 in contingent deferred sales charges imposed upon certain redemptions by certain Class B and Class C shareholders, respectively.

      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date
                                                                          19

       Prudential Equity Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2000.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended June 30, 2000, the Fund incurred fees of approximately $2,691,000 for the services of PMFS. As of June 30, 2000, approximately $438,900 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      For the six months ended June 30, 2000, Prudential Securities Incorporated, a wholly owned subsidiary of The Prudential Insurance Company of America, earned $62,400 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2000 aggregated $105,621,821 and $743,774,941, respectively.

      The federal income tax basis of the Fund's investments at June 30, 2000 was substantially the same as for financial reporting purposes and, accordingly, net unrealized appreciation for federal income tax purposes was $437,022,954 (gross unrealized appreciation--$995,443,211; gross unrealized depreciation--$558,420,257).

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of June 30, 2000, the Fund had a 7.8% undivided interest in the joint account. The undivided interest for the Fund represents
    20

       Prudential Equity Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

$39,643,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

      ABN AMRO, Inc., 6.60%, in the principal amount of $100,000,000, repurchase price $100,055,000, due 7/3/00. The value of the collateral including accrued interest was $102,000,279.

      Bear, Stearns & Co., Inc., 6.55%, in the principal amount of $125,000,000, repurchase price $125,068,229, due 7/3/00. The value of the collateral including accrued interest was $128,815,250.

      Credit Suisse First Boston Corp., 6.65%, in the principal amount of $125,000,000, repurchase price $125,069,271, due 7/3/00. The value of the collateral including accrued interest was $129,282,882.

      UBS Warburg, 6.30%, in the principal amount of $58,110,000, repurchase price $58,140,508, due 7/3/00. The value of the collateral including accrued interest was $59,275,285.

      UBS Warburg, 6.55%, in the principal amount of $100,000,000, repurchase price $100,054,583, due 7/3/00. The value of the collateral including accrued interest was $102,000,550.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.

      There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.
                                                                          21

       Prudential Equity Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of common stock were as follows:

Class A                                                     Shares           Amount
-------------------------------------------------------  ------------    ---------------
Six months ended June 30, 2000:
Shares sold                                                74,254,433    $ 1,349,503,084
Shares issued in reinvestment of dividends                  3,750,951         67,104,513
Shares reacquired                                         (94,043,040)    (1,704,283,273)
                                                         ------------    ---------------
Net decrease in shares outstanding before conversions     (16,037,656)      (287,675,676)
Shares issued upon conversion from Class B                 10,204,047        182,813,666
                                                         ------------    ---------------
Net decrease in shares outstanding                         (5,833,609)   $  (104,862,010)
                                                         ------------    ---------------
                                                         ------------    ---------------
Year ended December 31, 1999:
Shares sold                                               177,649,766    $ 3,645,037,492
Shares issued in reinvestment of dividends                 14,887,348        287,460,109
Shares reacquired                                        (203,602,465)    (4,166,822,984)
                                                         ------------    ---------------
Net decrease in shares outstanding before conversions     (11,065,351)      (234,325,383)
Shares issued upon conversion from Class B                 11,272,942        232,069,406
                                                         ------------    ---------------
Net increase (decrease) in shares
  outstanding                                                 207,591    $    (2,255,977)
                                                         ------------    ---------------
                                                         ------------    ---------------
Class B
-------------------------------------------------------
Six months ended June 30, 2000:
Shares sold                                                11,319,244    $   204,233,121
Shares issued in reinvestment of dividends                  2,886,189         51,576,204
Shares reacquired                                         (31,186,785)      (557,937,096)
                                                         ------------    ---------------
Net decrease in shares outstanding before conversions     (16,981,352)      (302,127,771)
Shares reacquired upon conversion into Class A            (10,251,609)      (182,813,666)
                                                         ------------    ---------------
Net decrease in shares outstanding                        (27,232,961)   $  (484,941,437)
                                                         ------------    ---------------
                                                         ------------    ---------------
Year ended December 31, 1999:
Shares sold                                                28,723,418    $   588,852,845
Shares issued in reinvestment of
  dividends                                                16,308,918        313,982,958
Shares reacquired                                         (59,782,294)    (1,212,006,187)
                                                         ------------    ---------------
Net decrease in shares outstanding before conversions     (14,749,958)      (309,170,384)
Shares reacquired upon conversion
  into Class A                                            (11,310,483)      (232,069,406)
                                                         ------------    ---------------
Net decrease in shares outstanding                        (26,060,441)   $  (541,239,790)
                                                         ------------    ---------------
                                                         ------------    ---------------

    22

       Prudential Equity Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                     Shares           Amount
-------------------------------------------------------  ------------    ---------------
Six months ended June 30, 2000:
Shares sold                                                   975,410    $    17,522,040
Shares issued in reinvestment of dividends                    108,398          1,937,072
Shares reacquired                                          (1,835,774)       (32,786,584)
                                                         ------------    ---------------
Net decrease in shares outstanding                           (751,966)   $   (13,327,472)
                                                         ------------    ---------------
                                                         ------------    ---------------
Year ended December 31, 1999:
Shares sold                                                 2,648,837    $    54,352,108
Shares issued in reinvestment of
  dividends                                                   555,178         10,671,295
Shares reacquired                                          (3,410,316)       (69,046,229)
                                                         ------------    ---------------
Net decrease in shares outstanding                           (206,301)   $    (4,022,826)
                                                         ------------    ---------------
                                                         ------------    ---------------
Class Z
-------------------------------------------------------
Six months ended June 30, 2000:
Shares sold                                                 3,456,001    $    62,634,489
Shares issued in reinvestment of dividends                    538,093          9,631,871
Shares reacquired                                          (5,096,279)       (91,899,988)
                                                         ------------    ---------------
Net decrease in shares outstanding                         (1,102,185)   $   (19,633,628)
                                                         ------------    ---------------
                                                         ------------    ---------------
Year ended December 31, 1999:
Shares sold                                                 5,576,859    $   114,719,826
Shares issued in reinvestment of
  dividends                                                 2,230,904         43,089,014
Shares reacquired                                          (7,591,295)      (153,915,628)
                                                         ------------    ---------------
Net increase in shares outstanding                            216,468    $     3,893,212
                                                         ------------    ---------------
                                                         ------------    ---------------

       Prudential Equity Fund, Inc.
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    19.29
                                                                  ----------------
Income from investment operations
Net investment income                                                       .10
Net realized and unrealized gain (loss) on investments                    (1.25)
                                                                  ----------------
      Total from investment operations                                    (1.15)
                                                                  ----------------
Less distributions
Dividends from net investment income                                       (.12)
Distributions in excess of net investment income                             --
Distributions from net realized capital gains                              (.52)
                                                                  ----------------
      Total distributions                                                  (.64)
                                                                  ----------------
Net asset value, end of period                                       $    17.50
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                          (5.95)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $1,930,063
Average net assets (000)                                             $1,963,028
Ratios to average net assets:
   Expenses, including distribution fees                                    .88%(b)
   Expenses, excluding distribution fees                                    .63%(b)
   Net investment income                                                   1.13%(b)
   Portfolio turnover                                                         3%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(b) Annualized.
    24                                     See Notes to Financial Statements

       Prudential Equity Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
--------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
---------------------------------------------------------------------------------------------------------
      1999                1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------
   $    19.76          $    19.85           $    17.26           $    16.44           $    13.24
----------------    ----------------     ----------------     ----------------     ----------------
          .26                 .31                  .38                  .35                  .27
         2.15                1.37                 3.70                 2.52                 3.88
----------------    ----------------     ----------------     ----------------     ----------------
         2.41                1.68                 4.08                 2.87                 4.15
----------------    ----------------     ----------------     ----------------     ----------------
         (.27)               (.28)                (.36)                (.35)                (.27)
           --                  --                   --                 (.01)                  --
        (2.61)              (1.49)               (1.13)               (1.69)                (.68)
----------------    ----------------     ----------------     ----------------     ----------------
        (2.88)              (1.77)               (1.49)               (2.05)                (.95)
----------------    ----------------     ----------------     ----------------     ----------------
   $    19.29          $    19.76           $    19.85           $    17.26           $    16.44
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
        12.50%               8.41%               23.88%               17.94%               31.58%
   $2,240,250          $2,290,659           $1,912,802           $1,443,466           $1,158,111
   $2,217,410          $2,088,616           $1,709,030           $1,233,792           $  908,365
          .86%                .85%                 .88%                 .89%                 .91%
          .61%                .60%                 .63%                 .64%                 .66%
         1.25%               1.41%                1.87%                2.07%                1.82%
            9%                 25%                  13%                  19%                  18%

    See Notes to Financial Statements                                     25

       Prudential Equity Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    19.26
                                                                  ----------------
Income from investment operations
Net investment income                                                       .08
Net realized and unrealized gain (loss) on investments                    (1.30)
                                                                  ----------------
      Total from investment operations                                    (1.22)
                                                                  ----------------
Less distributions
Dividends from net investment income                                      (.04)
Distributions in excess of net investment income                             --
Distributions from net realized capital gains                              (.52)
                                                                  ----------------
      Total distributions                                                  (.56)
                                                                  ----------------
Net asset value, end of period                                       $    17.48
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                          (6.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $1,657,951
Average net assets (000)                                             $1,947,907
Ratios to average net assets:
   Expenses, including distribution fees                                   1.63%(b)
   Expenses, excluding distribution fees                                    .63%(b)
   Net investment income                                                    .38%(b)
   Portfolio turnover                                                         3%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(b) Annualized.
    26                                     See Notes to Financial Statements

       Prudential Equity Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
---------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
---------------------------------------------------------------------------------------------------------
      1999                1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------
   $    19.73          $    19.83           $    17.24           $    16.43           $    13.24
----------------    ----------------     ----------------     ----------------     ----------------
          .13                 .14                  .22                  .22                  .16
         2.12                1.37                 3.72                 2.51                 3.87
----------------    ----------------     ----------------     ----------------     ----------------
         2.25                1.51                 3.94                 2.73                 4.03
----------------    ----------------     ----------------     ----------------     ----------------
         (.11)               (.12)                (.22)                (.22)                (.16)
           --                  --                   --                 (.01)                  --
        (2.61)              (1.49)               (1.13)               (1.69)                (.68)
----------------    ----------------     ----------------     ----------------     ----------------
        (2.72)              (1.61)               (1.35)               (1.92)                (.84)
----------------    ----------------     ----------------     ----------------     ----------------
   $    19.26          $    19.73           $    19.83           $    17.24           $    16.43
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
        11.69%               7.55%               23.05%               17.14%               30.62%
   $2,351,200          $2,923,060           $3,090,767           $2,626,479           $2,140,895
   $2,666,269          $3,135,980           $2,924,413           $2,417,900           $1,891,160
         1.61%               1.60%                1.63%                1.64%                1.66%
          .61%                .60%                 .63%                 .64%                 .66%
          .49%                .66%                1.12%                1.37%                 .99%
            9%                 25%                  13%                  19%                  18%

    See Notes to Financial Statements                                     27

       Prudential Equity Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  19.26
                                                                      --------
Income from investment operations
Net investment income                                                      .02
Net realized and unrealized gain (loss) on investments                   (1.24)
                                                                      --------
      Total from investment operations                                  (1.22)
                                                                      --------
Less distributions
Dividends from net investment income                                     (.04)
Distributions in excess of net investment income                            --
Distributions from net realized capital gains                             (.52)
                                                                      --------
      Total distributions                                                 (.56)
                                                                      --------
Net asset value, end of period                                        $  17.48
                                                                      --------
                                                                      --------
TOTAL RETURN(a):                                                         (6.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 61,950
Average net assets (000)                                              $ 69,880
Ratios to average net assets:
   Expenses, including distribution fees                                  1.63%(b)
   Expenses, excluding distribution fees                                   .63%(b)
   Net investment income                                                   .38%(b)
   Portfolio turnover                                                        3%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(b) Annualized.
    28                                     See Notes to Financial Statements

       Prudential Equity Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
---------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
---------------------------------------------------------------------------------------------------------
      1999                1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------------
    $  19.73            $  19.83             $  17.24             $  16.43             $  13.24
    --------            --------             --------             --------             --------
         .10                 .16                  .25                  .22                  .16
        2.15                1.35                 3.69                 2.51                 3.87
    --------            --------             --------             --------             --------
        2.25                1.51                 3.94                 2.73                 4.03
    --------            --------             --------             --------             --------
        (.11)               (.12)                (.22)                (.22)                (.16)
          --                  --                   --                 (.01)                  --
       (2.61)              (1.49)               (1.13)               (1.69)                (.68)
    --------            --------             --------             --------             --------
       (2.72)              (1.61)               (1.35)               (1.92)                (.84)
    --------            --------             --------             --------             --------
    $  19.26            $  19.73             $  19.83             $  17.24             $  16.43
    --------            --------             --------             --------             --------
    --------            --------             --------             --------             --------
       11.69%               7.55%               23.05%               17.14%               30.62%
    $ 82,737            $ 88,839             $ 72,244             $ 47,477             $ 23,894
    $ 86,078            $ 82,907             $ 60,434             $ 36,745             $ 12,190
        1.61%               1.60%                1.63%                1.64%                1.66%
         .61%                .60%                 .63%                 .64%                 .66%
         .50%                .67%                1.11%                1.37%                1.03%
           9%                 25%                  13%                  19%                  18%

    See Notes to Financial Statements                                     29

       Prudential Equity Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  19.30
                                                                  ----------------
Income from investment operations
Net investment income                                                      .13
Net realized and unrealized gain (loss) on investments                   (1.26)
                                                                  ----------------
   Total from investment operations                                      (1.13)
                                                                  ----------------
Less distributions
Dividends from net investment income                                     (.15)
Distributions in excess of net investment income                            --
Distributions from net realized capital gains                            (.52)
                                                                  ----------------
      Total distributions                                                (.67)
                                                                  ----------------
Net asset value, end of period                                        $  17.50
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                         (5.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $257,251
Average net assets (000)                                              $273,685
Ratios to average net assets:
   Expenses, including distribution fees                                   .63%(b)
   Expenses, excluding distribution fees                                   .63%(b)
   Net investment income                                                  1.38%(b)
   Portfolio turnover                                                        3%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class Z shares.
    30                                     See Notes to Financial Statements

       Prudential Equity Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                        Class Z
----------------------------------------------------------------------------------------
                 Year Ended December 31,                        March 1, 1996(c)
---------------------------------------------------------     Through December 31,
      1999                1998                 1997                   1996
----------------------------------------------------------------------------------------
    $  19.76            $  19.87             $  17.26               $  17.10
----------------    ----------------     ----------------         ----------
         .31                 .35                  .42                    .37
        2.16                1.36                 3.72                   1.88
----------------    ----------------     ----------------         ----------
        2.47                1.71                 4.14                   2.25
----------------    ----------------     ----------------         ----------
        (.32)               (.33)                (.40)                  (.39)
          --                  --                   --                   (.01)
       (2.61)              (1.49)               (1.13)                 (1.69)
----------------    ----------------     ----------------         ----------
       (2.93)              (1.82)               (1.53)                 (2.09)
----------------    ----------------     ----------------         ----------
    $  19.30            $  19.76             $  19.87               $  17.26
----------------    ----------------     ----------------         ----------
----------------    ----------------     ----------------         ----------
       12.81%               8.56%               24.29%                 13.65%
    $304,906            $307,921             $267,121               $128,752
    $302,528            $311,816             $ 57,646               $124,631
         .61%                .60%                 .63%                   .64%(b)
         .61%                .60%                 .63%                   .64%(b)
        1.50%               1.67%                2.11%                  2.43%(b)
           9%                 25%                  13%                    19%

    See Notes to Financial Statements                                     31

Prudential Equity Fund, Inc.
                                www.prudential.com   (800) 225-1852
Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS

Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Strategic Partners Focused Growth Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
Small Capitalization Growth Fund
Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund
Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Target Funds
  International Equity Fund

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
  Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
  Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  Massachusetts Series
  New Jersey Series
  New York Series
  North Carolina Series
  Ohio Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
  Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  Connecticut Money Market Series
  Massachusetts Money Market Series
  New Jersey Money Market Series
  New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
COMMAND Tax-Free Fund

Prudential Equity Fund, Inc.
                                www.prudential.com   (800) 225-1852

Getting the Most From Your Prudential Mutual Fund

How many times have you read these reports-or other financial materials-and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls-sometimes very suddenly-in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

Prudential Equity Fund, Inc.
                                www.prudential.com   (800) 225-1852

Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals-not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance-not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Robin B. Smith
John R. Strangfeld
Louis A. Weil, III
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

Fund Symbols          NASDAQ        CUSIP
            Class A   PBQAX       744316100
            Class B   PBQFX       744316209
            Class C   PRECX       744316308
            Class Z   PEQZX       744316407

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF101E2    744316100    744316209   744316308  744316407

(LOGO) Printed on Recycled Paper